Significant accounting policies and judgements (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of List Of Accounting Policies [Abstract]
Disclosure of geographical areas
The following tables show the breakdown of the Group’s revenue from external customers and non-current assets by geographical location where the Polestar company recognizing the revenue is located:

	For the three months ended June 30,		For the six months ended June 30,
Revenue	2023	2022	2023	2022
UK	134,412	67,917	291,584	137,218
USA	122,525	134,393	231,737	214,231
Sweden	107,197	59,334	157,043	155,157
Germany	65,402	59,641	117,399	102,209
Canada	40,056	17,836	63,122	24,169
Netherlands	33,567	30,383	50,483	55,938
Australia	24,448	19,130	48,463	23,032
Belgium	31,837	22,932	47,786	42,707
Norway	13,264	54,853	31,194	116,522
Italy	16,082	—	28,226	—
Denmark	15,809	24,151	28,009	38,928
Finland	11,446	11,716	24,283	19,058
China	10,795	27,491	18,447	31,643
Other regions[1]	58,407	59,293	93,489	80,485
Total	$685,247	$589,070	$1,231,265	$1,041,297
1 - Other regions primarily consist of Austria, Korea, Spain and Switzerland in 2023. Other regions primarily consist of Korea, Switzerland and Austria in 2022.

	As of June 30, 2023	As of December 31, 2022
Non-current assets[2]
Sweden	1,224,294	1,151,920
China	472,782	474,301
Germany	66,112	36,747
United Kingdom	21,860	22,777
USA	10,064	37,752
Other regions[3]	33,358	28,532
Total	$1,828,470	$1,752,029
2 - Non-current assets: excludes Deferred tax asset and Other investments.
3 - Other regions primarily consist of Switzerland, Belgium, Netherlands and Australia in 2023. Other regions primarily consist of Belgium, Switzerland and Australia in 2022.